SHARE BASED COMPENSATION (Details 3) (Options)	12 Months Ended
Mar. 31, 2014
Options
Assumptions used in the valuation model
Expected dividend yield (as a percent)	0.00%
Expected volatility (as a percent)	75.00%
Expected term	6 years 3 months
Risk-free interest rate (as a percent)	1.77%